Acquisition of Eastmain and formation of Fury Gold (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Exploration and evaluation costs	$ 3,658	$ 4,222
Fees, salaries and other employee benefits	4,319	3,708
Legal and professional fees	562	257
Office and administration	667	383
Operating expenses	11,295	10,451
Other expenses:
Foreign exchange loss	60	31
Other expenses	(532)	(849)
Loss from discontinued operations	3,490	4,385
Spincos | Discontinued Operations
Operating expenses:
Exploration and evaluation costs	2,892	3,474
Fees, salaries and other employee benefits	243	240
Legal and professional fees	101	94
Office and administration	92	68
Operating expenses	3,328	3,876
Other expenses:
Project investigation costs	136	156
Impairment of mineral property interests	0	337
Foreign exchange loss	26	16
Other expenses	162	509
Loss from discontinued operations	$ 3,490	$ 4,385